PAYROLL STAFF	12 Months Ended
Dec. 31, 2020
PAYROLL STAFF [Abstract]
PAYROLL STAFF	NOTE 24. PAYROLL STAFF As of December 31, 2020, 2019 and 2018 the Technip Energies Group had 14,953, 14,769 and 15,680 full-time employees respectively.